BUSINESS ACQUISITION - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Mar. 11, 2022
Asset Acquisition [Line Items]
Goodwill	$ 635	$ 635
Gulf Coast Aviation, Inc.
Asset Acquisition [Line Items]
Cash			$ 679
Accounts receivable			247
Other current assets			45
Fixed Assets			5
Certificate			1,200
Customer Relationships			301
Deferred tax liability			(385)
Accounts Payable and Accrued Expenses			(877)
Net Assets Acquired			1,215
Goodwill			635
Total consideration			$ 1,850